Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

Note 7. Prepaid Expenses and Other Current Assets

The components of prepaid expenses and other current assets as of September 30, 2023 and December 31, 2022, consisted of the following:

	September 30, 2023	December 31, 2022
	(Unaudited)
Prepaid expenses	$103,523	$140,676
Value added tax receivable	196,142	158,200
Security deposit	16,513	16,346
Prepayment on inventory not received	1,403	—
Prepaid expenses and other current assets	$317,581	$315,222

Note 7. Prepaid Expenses and Other Current Assets

The components of prepaid expenses and other current assets at December 31, 2022 and 2021, consisted of the following:

	December 31, 2022	December 31, 2021
Prepayment on inventory not received	$—	$225,979
Prepaid expenses	140,676	113,600
Value added tax receivable	158,200	83,602
Security deposit	16,346	7,394
Purchase deposits	—	1,507
Prepaid expenses and other current assets	$315,222	$432,082